STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

November 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 12.5%
Aerospace & Defense - .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	250,000		225,034
Airlines - .1%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	221,476		199,959
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		247,017
				446,976
Automobiles & Components - .0%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	150,000		122,133
Banks - .9%
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	350,000	[a,b]	341,108
Barclays PLC, Sr. Unscd. Notes	7.39	11/2/2028	325,000		339,095
Citigroup, Inc., Sub. Notes	4.45	9/29/2027	240,000		229,918
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	100,000		99,269
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	2.25	4/28/2025	175,000		164,987
Deutsche Bank AG, Sr. Notes	6.72	1/18/2029	375,000		381,839
HSBC Holdings PLC, Sr. Unscd. Notes	4.76	6/9/2028	175,000		169,353
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000	[a,b]	273,023
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	375,000		340,075
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	260,000		248,750
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	255,000	[b,c]	245,949
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	200,000		208,904
Societe Generale SA, Sub. Notes	6.22	6/15/2033	350,000	[c]	328,434
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	385,000		404,762
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	175,000	[c]	170,095
				3,945,561
Beverage Products - .1%
Anheuser-Busch Companies LLC/Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	300,000		278,058
Chemicals - .0%
Celanese US Holdings LLC, Gtd. Notes	5.90	7/5/2024	215,000		214,518

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 12.5% (continued)
Consumer Discretionary - .1%
Warnermedia Holdings, Inc., Gtd. Notes	3.76	3/15/2027	325,000	306,739
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	275,000	242,679
				549,418
Diversified Financials - .4%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	300,000	273,411
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	425,000	[c] 370,128
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	275,000	234,793
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	200,000	182,217
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	310,000	259,504
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	350,000	[c] 215,344
				1,535,397
Electronic Components - .1%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	275,000	243,651
Energy - .3%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	175,000	148,759
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	200,000	172,337
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	125,000	126,149
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	170,000	162,871
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.50	5/15/2030	200,000	188,891
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	250,000	242,986
TransCanada PipeLines Ltd., Sr. Unscd. Notes	2.50	10/12/2031	175,000	140,819
				1,182,812
Food Products - .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	300,000	[a] 233,761
Health Care - .3%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	285,000	258,850
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	150,000	146,914
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	78,286
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	360,000	323,263
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	300,000	294,445
				1,101,758
Information Technology - .1%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	275,000	235,498

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 12.5% (continued)
Insurance - .1%
MetLife, Inc., Jr. Sub. Bonds, Ser. G	3.85	9/15/2025	100,000	[b]	94,396
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	275,000		223,424
				317,820
Internet Software & Services - .2%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	350,000	[a]	309,303
eBay, Inc., Sr. Unscd. Notes	1.90	3/11/2025	300,000		286,368
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	380,000		325,192
				920,863
Media - .0%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	215,000		219,266
Metals & Mining - .1%
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	225,000	[c]	181,166
Nucor Corp., Sr. Unscd. Notes	4.30	5/23/2027	125,000		121,866
				303,032
Real Estate - .1%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	225,000		177,572
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	175,000		139,477
Prologis LP, Sr. Unscd. Notes	4.75	6/15/2033	100,000		95,538
Simon Property Group LP, Sr. Unscd. Notes	2.65	2/1/2032	200,000		162,720
				575,307
Retailing - .1%
McDonald's Corp., Sr. Unscd. Notes	4.95	8/14/2033	200,000	[a]	198,485
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	280,000		220,398
				418,883
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	175,000	[c]	143,950
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	300,000	[c]	229,361
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	225,000	[c]	223,171
Microchip Technology, Inc., Sr. Unscd. Notes	0.97	2/15/2024	125,000		123,758
Microchip Technology, Inc., Sr. Unscd. Notes	0.98	9/1/2024	100,000		96,504
NXP BV/NXP Funding LLC, Gtd. Notes	5.35	3/1/2026	210,000		209,199
				1,025,943
Technology Hardware & Equipment - .0%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	200,000		142,275

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 12.5% (continued)
Telecommunication Services - .1%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	345,000		279,891
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	325,000		229,417
Verizon Communications, Inc., Sr. Unscd. Notes	3.40	3/22/2041	140,000		105,954
				615,262
Transportation - .1%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	250,000		242,656
U.S. Government Agencies Collateralized Municipal-Backed Securities - .0%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	250,776		198,421
U.S. Government Agencies Mortgage-Backed - 3.5%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			237,151	[d]	170,475
2.00%, 8/1/2041-2/1/2052			1,727,478	[d]	1,336,808
2.50%, 12/1/2035-12/1/2051			2,186,365	[d]	1,857,488
3.00%, 11/1/2051-1/1/2052			615,272	[d]	522,670
3.50%, 1/1/2052-3/1/2052			624,077	[d]	549,052
4.00%, 1/1/2052			420,028	[d]	382,060
5.00%, 11/1/2052-6/1/2053			648,286	[d]	626,479
5.50%, 1/1/2053-9/1/2053			1,191,677	[d]	1,177,188
Federal National Mortgage Association:
1.50%, 1/1/2042			241,852	[d]	190,668
2.00%, 10/1/2050-1/1/2052			2,011,871	[d]	1,574,893
2.50%, 6/1/2051-11/1/2051			1,602,420	[d]	1,296,304
3.00%, 1/1/2035-6/1/2052			1,105,033	[d]	968,031
3.50%, 3/1/2052			552,513	[d]	487,775
4.00%, 4/1/2052-6/1/2052			651,825	[d]	592,617
4.50%, 3/1/2050-10/1/2052			665,391	[d]	626,205
6.00%, 9/1/2053			305,219	[d]	306,495
Government National Mortgage Association II:
2.00%, 8/20/2051-9/20/2051			385,328		296,184
2.50%, 5/20/2051			507,243		411,550
3.00%, 6/20/2050-11/20/2051			698,333		604,624
3.50%, 1/20/2052			248,444		222,252
4.00%, 2/20/2051-5/20/2051			268,369		243,563
4.50%, 7/20/2052			380,834		360,821
				14,804,202
U.S. Treasury Securities - 5.4%
U.S. Treasury Bonds	3.00	8/15/2052	700,000		528,227
U.S. Treasury Bonds	3.63	5/15/2053	575,000		490,996
U.S. Treasury Bonds	3.63	2/15/2053	585,000		499,261
U.S. Treasury Bonds	3.88	2/15/2043	970,000		865,554

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 12.5% (continued)
U.S. Treasury Securities - 5.4% (continued)
U.S. Treasury Bonds	4.00	11/15/2052	1,640,000		1,499,447
U.S. Treasury Bonds	4.13	8/15/2053	415,000		388,220
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	356,770	[e]	334,857
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	667,573	[e]	621,085
U.S. Treasury Notes	0.50	8/31/2027	515,000		446,451
U.S. Treasury Notes	0.75	4/30/2026	100,000		91,404
U.S. Treasury Notes	1.25	11/30/2026	320,000		291,500
U.S. Treasury Notes	1.75	12/31/2026	55,000		50,829
U.S. Treasury Notes	2.00	11/15/2026	395,000		368,368
U.S. Treasury Notes	2.38	5/15/2027	1,280,000		1,197,025
U.S. Treasury Notes	2.50	3/31/2027	980,000		922,655
U.S. Treasury Notes	2.50	5/31/2024	725,000		714,850
U.S. Treasury Notes	2.63	1/31/2026	300,000		287,719
U.S. Treasury Notes	2.75	7/31/2027	145,000		136,971
U.S. Treasury Notes	2.88	4/30/2029	1,060,000		984,848
U.S. Treasury Notes	3.00	7/31/2024	200,000	[a]	197,022
U.S. Treasury Notes	3.25	6/30/2029	940,000		888,557
U.S. Treasury Notes	3.25	6/30/2027	100,000		96,229
U.S. Treasury Notes	3.38	5/15/2033	670,000	[a]	619,227
U.S. Treasury Notes	3.50	1/31/2028	345,000		333,781
U.S. Treasury Notes	3.50	1/31/2030	40,000		38,128
U.S. Treasury Notes	3.50	2/15/2033	555,000		518,752
U.S. Treasury Notes	3.63	3/31/2030	850,000		814,904
U.S. Treasury Notes	3.75	5/31/2030	145,000		139,925
U.S. Treasury Notes	3.88	1/15/2026	1,050,000		1,033,799
U.S. Treasury Notes	3.88	8/15/2033	150,000	[a]	144,293
U.S. Treasury Notes	3.88	12/31/2027	1,035,000		1,016,220
U.S. Treasury Notes	4.00	7/31/2030	595,000		582,310
U.S. Treasury Notes	4.00	2/29/2028	175,000	[a]	172,614
U.S. Treasury Notes	4.13	8/31/2030	975,000	[a]	960,984
U.S. Treasury Notes	4.13	11/15/2032	550,000		540,010
U.S. Treasury Notes	4.25	12/31/2024	1,050,000		1,039,972
U.S. Treasury Notes	4.38	8/31/2028	330,000		330,909
U.S. Treasury Notes	4.50	11/15/2025	200,000		199,199
U.S. Treasury Notes	4.63	2/28/2025	690,000		686,496
U.S. Treasury Notes	4.63	6/30/2025	410,000		408,479
U.S. Treasury Notes	4.75	7/31/2025	160,000		159,750
U.S. Treasury Notes	4.88	10/31/2030	135,000		139,082
U.S. Treasury Notes	4.88	10/31/2028	135,000		138,333

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 12.5% (continued)
U.S. Treasury Securities - 5.4% (continued)
U.S. Treasury Notes	5.00	8/31/2025	835,000	[a] 837,626
				22,756,868
Total Bonds and Notes (cost $57,439,350)			52,855,373
Description			Shares	Value ($)
Common Stocks - 35.7%
Advertising - .0%
Omnicom Group, Inc.			1,670	134,652
The Interpublic Group of Companies, Inc.			3,450	106,053
				240,705
Aerospace & Defense - .5%
Howmet Aerospace, Inc.			2,930	154,118
L3Harris Technologies, Inc.			334	63,731
Lockheed Martin Corp.			1,056	472,845
Northrop Grumman Corp.			603	286,521
RTX Corp.			5,352	436,081
The Boeing Company			2,278	[f] 527,653
TransDigm Group, Inc.			275	264,789
				2,205,738
Agriculture - .3%
Altria Group, Inc.			5,696	239,460
Archer-Daniels-Midland Co.			2,185	161,100
Bunge Global SA			685	75,261
Philip Morris International, Inc.			6,749	630,087
				1,105,908
Airlines - .1%
American Airlines Group, Inc.			7,020	[f] 87,259
Delta Air Lines, Inc.			4,405	162,677
Southwest Airlines Co.			2,715	69,423
				319,359
Automobiles & Components - .7%
BorgWarner, Inc.			2,925	98,543
Ford Motor Co.			21,985	225,566
General Motors Co.			4,770	150,732
Tesla, Inc.			10,508	[f] 2,522,761
				2,997,602
Banks - 1.1%
Bank of America Corp.			33,963	1,035,532
Citigroup, Inc.			6,456	297,622
Citizens Financial Group, Inc.			3,970	108,262
Fifth Third Bancorp			3,530	102,193
Huntington Bancshares, Inc.			9,700	109,222
JPMorgan Chase & Co.			10,809	1,687,069

Description	Shares	Value ($)
Common Stocks - 35.7% (continued)
Banks - 1.1% (continued)
KeyCorp	8,680	107,545
M&T Bank Corp.	874	112,021
Regions Financial Corp.	10,285	171,554
The PNC Financial Services Group, Inc.	1,641	219,828
Truist Financial Corp.	2,398	77,072
Wells Fargo & Co.	13,104	584,307
		4,612,227
Beverage Products - .6%
Constellation Brands, Inc., Cl. A	609	146,458
CVS Health Corp.	4,822	327,655
Molson Coors Beverage Co., Cl. B	1,915	117,849
Monster Beverage Corp.	6,138	[f] 338,511
PepsiCo, Inc.	5,365	902,876
The Coca-Cola Company	14,658	856,614
		2,689,963
Building Materials - ..2%
Carrier Global Corp.	4,330	224,987
Johnson Controls International PLC	3,282	173,290
Trane Technologies PLC	1,301	293,258
		691,535
Chemicals - .6%
Air Products & Chemicals, Inc.	794	214,817
Albemarle Corp.	661	80,159
Celanese Corp.	800	110,928
CF Industries Holdings, Inc.	1,055	79,283
Dow, Inc.	2,970	153,697
DuPont de Nemours, Inc.	1,960	140,218
Eastman Chemical Co.	1,845	154,666
Ecolab, Inc.	820	157,219
FMC Corp.	803	43,089
Linde PLC	1,879	777,474
LyondellBasell Industries NV, Cl. A	1,520	144,552
PPG Industries, Inc.	836	118,704
The Sherwin-Williams Company	891	248,411
Vulcan Materials Co.	592	126,428
		2,549,645
Commercial & Professional Services - .4%
Automatic Data Processing, Inc.	1,922	441,906
Cintas Corp.	478	264,453
Equifax, Inc.	775	168,725
FLEETCOR Technologies, Inc.	399	[f] 95,959
S&P Global, Inc.	1,751	728,118
		1,699,161

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 35.7% (continued)
Consumer Discretionary - .6%
Carnival Corp.	7,535	[f]	113,477
Chipotle Mexican Grill, Inc.	116	[f]	255,461
D.R. Horton, Inc.	1,923		245,509
Darden Restaurants, Inc.	1,052		164,606
Hasbro, Inc.	1,080		50,123
Hilton Worldwide Holdings, Inc.	1,179		197,506
Lennar Corp., Cl. A	1,527		195,334
Marriott International, Inc., Cl. A	1,197		242,632
MGM Resorts International	2,810	[f]	110,826
Newell Brands, Inc.	5,430		41,431
Royal Caribbean Cruises Ltd.	930	[f]	99,938
Starbucks Corp.	4,398		436,721
Whirlpool Corp.	695		75,686
Yum! Brands, Inc.	1,106		138,858
		2,368,108
Consumer Durables & Apparel - .2%
NIKE, Inc., Cl. B	5,011		552,563
Tapestry, Inc.	3,765		119,238
VF Corp.	3,610		60,395
		732,196
Consumer Staples - .4%
Church & Dwight Co., Inc.	1,370		132,383
Colgate-Palmolive Co.	4,370		344,225
The Procter & Gamble Company	9,259		1,421,442
		1,898,050
Diversified Financials - 1.6%
American Express Co.	3,600		614,772
BlackRock, Inc.	590		443,226
Capital One Financial Corp.	1,550		173,073
CME Group, Inc.	1,364		297,843
Discover Financial Services	1,780		165,540
Intercontinental Exchange, Inc.	2,071		235,763
Invesco Ltd.	7,300		104,171
Mastercard, Inc., Cl. A	3,109		1,286,597
Moody's Corp.	724		264,231
Morgan Stanley	5,650		448,271
Northern Trust Corp.	1,271		100,727
State Street Corp.	2,070		150,737
The Charles Schwab Corp.	5,760		353,203
The Goldman Sachs Group, Inc.	1,394		476,107
Visa, Inc., Cl. A	6,374		1,636,078
		6,750,339
Electronic Components - .7%
AMETEK, Inc.	1,268		196,832

Description	Shares	Value ($)
Common Stocks - 35.7% (continued)
Electronic Components - .7% (continued)
Amphenol Corp., Cl. A	2,951	268,511
Eaton Corp. PLC	1,647	375,005
Emerson Electric Co.	2,740	243,586
Fastenal Co.	3,225	193,403
Fortive Corp.	920	63,462
Generac Holdings, Inc.	395	[f] 46,243
Honeywell International, Inc.	2,616	512,527
PACCAR, Inc.	3,487	320,176
Quanta Services, Inc.	1,610	303,179
TE Connectivity Ltd.	1,528	200,168
United Rentals, Inc.	547	260,383
		2,983,475
Energy - 1.5%
Baker Hughes Co.	3,570	120,487
Chevron Corp.	5,410	776,876
ConocoPhillips	6,135	709,022
Coterra Energy, Inc.	3,455	90,694
Devon Energy Corp.	2,410	108,378
Diamondback Energy, Inc.	1,569	242,269
EOG Resources, Inc.	3,708	456,344
EQT Corp.	1,450	57,942
Exxon Mobil Corp.	13,964	1,434,661
Halliburton Co.	4,120	152,564
Hess Corp.	1,707	239,936
Kinder Morgan, Inc.	5,557	97,636
Marathon Oil Corp.	8,310	211,323
Marathon Petroleum Corp.	1,621	241,837
Occidental Petroleum Corp.	2,870	169,760
ONEOK, Inc.	2,005	138,044
Phillips 66	1,501	193,464
Pioneer Natural Resources Co.	519	120,221
Schlumberger NV	6,225	323,949
The Williams Companies, Inc.	4,010	147,528
Valero Energy Corp.	1,333	167,105
		6,200,040
Environmental Control - .1%
Veralto Corp.	1,095	[f] 84,589
Waste Management, Inc.	1,407	240,583
		325,172
Food & Staples Retailing - .5%
Costco Wholesale Corp.	1,689	1,001,138
Sysco Corp.	2,235	161,300
The Kroger Company	3,420	151,403

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 35.7% (continued)
Food & Staples Retailing - .5% (continued)
Walmart, Inc.	6,160		959,050
		2,272,891
Food Products - .2%
General Mills, Inc.	3,590		228,539
Lamb Weston Holdings, Inc.	1,145		114,534
Mondelez International, Inc., Cl. A	5,715		406,108
The Hershey Company	824		154,846
The J.M. Smucker Company	1,022		112,144
		1,016,171
Forest Products & Paper - .0%
International Paper Co.	3,235		119,501
Health Care - 4.6%
Abbott Laboratories	7,279		759,126
AbbVie, Inc.	6,977		993,455
Agilent Technologies, Inc.	2,643		337,775
Amgen, Inc.	2,342		631,497
Baxter International, Inc.	2,800		101,024
Becton, Dickinson and Co.	1,315		310,577
Biogen, Inc.	768	[f]	179,773
Boston Scientific Corp.	6,440	[f]	359,932
Bristol-Myers Squibb Co.	8,558		422,594
Cardinal Health, Inc.	2,550		273,054
Centene Corp.	2,495	[f]	183,832
Corteva, Inc.	2,893		130,764
Danaher Corp.	3,287		734,020
Dentsply Sirona, Inc.	1,995		63,341
DexCom, Inc.	1,413	[f]	163,230
Edwards Lifesciences Corp.	1,391	[f]	94,185
Elevance Health, Inc.	911		436,815
Eli Lilly & Co.	3,020		1,784,941
GE HealthCare Technologies, Inc.	1,755		120,147
Gilead Sciences, Inc.	4,645		355,807
HCA Healthcare, Inc.	1,049		262,754
Hologic, Inc.	1,510	[f]	107,663
Humana, Inc.	534		258,915
IDEXX Laboratories, Inc.	595	[f]	277,163
Illumina, Inc.	650	[f]	66,268
Intuitive Surgical, Inc.	1,370	[f]	425,851
IQVIA Holdings, Inc.	660	[f]	141,306
Johnson & Johnson	11,018		1,704,044
Laboratory Corp. of America Holdings	611		132,532
McKesson Corp.	551		259,279
Medtronic PLC	1,778		140,942

Description	Shares		Value ($)
Common Stocks - 35.7% (continued)
Health Care - 4.6% (continued)
Merck & Co., Inc.	9,576		981,348
Organon & Co.	3,475		39,337
Pfizer, Inc.	24,921		759,343
Quest Diagnostics, Inc.	762		104,569
Regeneron Pharmaceuticals, Inc.	424	[f]	349,295
ResMed, Inc.	786		123,976
Steris PLC	608		122,172
Stryker Corp.	1,481		438,865
The Cigna Group	1,149		302,049
The Cooper Companies, Inc.	261	[f]	87,936
Thermo Fisher Scientific, Inc.	1,824		904,266
UnitedHealth Group, Inc.	3,658		2,022,764
Vertex Pharmaceuticals, Inc.	1,048	[f]	371,841
Waters Corp.	356	[f]	99,897
Zoetis, Inc.	2,225		393,091
		19,313,355
Household & Personal Products - .1%
Kimberly-Clark Corp.	2,269		280,743
Industrial - .8%
Caterpillar, Inc.	1,840		461,325
Copart, Inc.	4,546	[f]	228,300
Deere & Co.	1,207		439,843
Dover Corp.	1,046		147,653
General Electric Co.	5,073		617,891
Huntington Ingalls Industries, Inc.	338		80,113
Illinois Tool Works, Inc.	475		115,050
Ingersoll Rand, Inc.	2,470		176,432
Otis Worldwide Corp.	1,444		123,881
Parker-Hannifin Corp.	672		291,097
Rockwell Automation, Inc.	708		195,012
Snap-on, Inc.	705		193,656
Teledyne Technologies, Inc.	244	[f]	98,322
Textron, Inc.	1,610		123,423
Westinghouse Air Brake Technologies Corp.	931		108,517
		3,400,515
Information Technology - 4.4%
Adobe, Inc.	1,790	[f]	1,093,708
Autodesk, Inc.	932	[f]	203,577
Cadence Design Systems, Inc.	1,967	[f]	537,522
Cognizant Technology Solutions Corp., Cl. A	2,355		165,745
eBay, Inc.	2,732		112,039
Electronic Arts, Inc.	1,180		162,852

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 35.7% (continued)
Information Technology - 4.4% (continued)
Fidelity National Information Services, Inc.	2,830		165,951
Fiserv, Inc.	2,511	[f]	327,962
Global Payments, Inc.	1,454		169,304
International Business Machines Corp.	3,243		514,210
Intuit, Inc.	1,207		689,752
Jack Henry & Associates, Inc.	708		112,353
Microsoft Corp.	29,169		11,052,426
MSCI, Inc.	462		240,633
Oracle Corp.	6,013		698,771
Paychex, Inc.	1,826		222,717
PayPal Holdings, Inc.	5,056	[f]	291,276
Roper Technologies, Inc.	411		221,221
Salesforce, Inc.	3,868	[f]	974,349
ServiceNow, Inc.	772	[f]	529,391
Synopsys, Inc.	564	[f]	306,382
		18,792,141
Insurance - 1.4%
Aflac, Inc.	3,355		277,492
American International Group, Inc.	4,315		283,970
Aon PLC, Cl. A	1,054		346,228
Berkshire Hathaway, Inc., Cl. B	6,672	[f]	2,401,920
Chubb Ltd.	1,244		285,411
Cincinnati Financial Corp.	1,130		116,153
Lincoln National Corp.	2,560		60,877
Marsh & McLennan Cos., Inc.	1,605		320,069
MetLife, Inc.	2,325		147,940
Prudential Financial, Inc.	2,400		234,672
The Allstate Corp.	1,605		221,281
The Progressive Corp.	4,353		714,023
The Travelers Companies, Inc.	1,277		230,652
Willis Towers Watson PLC	631		155,415
		5,796,103
Internet Software & Services - 3.4%
Alphabet, Inc., Cl. A	21,600	[f]	2,862,648
Alphabet, Inc., Cl. C	22,134	[f]	2,964,185
Amazon.com, Inc.	34,988	[f]	5,111,397
Booking Holdings, Inc.	139	[f]	434,472
Etsy, Inc.	940	[f]	71,261
Match Group, Inc.	1,900	[f]	61,522
Meta Platforms, Inc., Cl. A	8,670	[f]	2,836,390
Verisign, Inc.	786	[f]	166,789
		14,508,664

Description	Shares		Value ($)
Common Stocks - 35.7% (continued)
Materials - .1%
Sealed Air Corp.	2,320		77,442
WestRock Co.	5,065		208,526
		285,968
Media - .6%
Charter Communications, Inc., Cl. A	465	[f]	186,060
Comcast Corp., Cl. A	16,206		678,869
Fox Corp., Cl. A	3,125	[f]	92,313
Live Nation Entertainment, Inc.	1,125	[f]	94,747
Netflix, Inc.	1,779	[f]	843,193
News Corporation, Cl. A	6,050		133,342
The Walt Disney Company	3,783		350,646
Warner Bros Discovery, Inc.	9,945	[f]	103,925
		2,483,095
Metals & Mining - .1%
Freeport-McMoRan, Inc.	5,745		214,403
Nucor Corp.	1,088		184,927
		399,330
Real Estate - .8%
Alexandria Real Estate Equities, Inc.	881	[g]	96,381
American Tower Corp.	288	[g]	60,129
AvalonBay Communities, Inc.	672	[g]	116,216
CBRE Group, Inc., Cl. A	1,925	[f]	151,998
Crown Castle, Inc.	1,709	[g]	200,432
Digital Realty Trust, Inc.	1,366	[g]	189,573
Equinix, Inc.	351	[g]	286,069
Equity Residential	2,210	[g]	125,616
Essex Property Trust, Inc.	495	[g]	105,663
Extra Space Storage, Inc.	852	[g]	110,905
Federal Realty Investment Trust	1,200	[g]	114,708
Healthpeak Properties, Inc.	5,785	[g]	100,196
Invitation Homes, Inc.	3,060	[g]	102,082
Iron Mountain, Inc.	2,770	[g]	177,695
Prologis, Inc.	3,441	[g]	395,474
Public Storage	1,169	[g]	302,490
Regency Centers Corp.	2,065	[g]	129,641
Simon Property Group, Inc.	1,964	[g]	245,284
UDR, Inc.	3,370	[g]	112,558
VICI Properties, Inc.	5,290	[g]	158,118
Welltower, Inc.	2,125	[g]	189,337
Weyerhaeuser Co.	3,105	[g]	97,342
		3,567,907
Retailing - 1.0%
AutoZone, Inc.	113	[f]	294,922
CarMax, Inc.	890	[f]	56,907

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 35.7% (continued)
Retailing - 1.0% (continued)
Dollar General Corp.	1,022		134,005
Dollar Tree, Inc.	1,058	[f]	130,758
Domino's Pizza, Inc.	177		69,542
Lowe's Cos., Inc.	2,524		501,847
McDonald's Corp.	2,617		737,575
O'Reilly Automotive, Inc.	305	[f]	299,626
Target Corp.	1,972		263,873
The Home Depot, Inc.	3,913		1,226,686
The TJX Companies, Inc.	4,182		368,476
Tractor Supply Co.	862		174,995
		4,259,212
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc.	6,244	[f]	756,523
Analog Devices, Inc.	2,182		400,135
Applied Materials, Inc.	3,442		515,543
Broadcom, Inc.	1,599		1,480,242
Intel Corp.	16,443		735,002
KLA Corp.	783		426,437
Lam Research Corp.	511		365,835
Microchip Technology, Inc.	2,521		210,352
Micron Technology, Inc.	4,440		337,973
Monolithic Power Systems, Inc.	173		94,929
NVIDIA Corp.	9,796		4,581,589
NXP Semiconductors NV	894		182,448
ON Semiconductor Corp.	1,455	[f]	103,785
Teradyne, Inc.	607		55,984
Texas Instruments, Inc.	3,687		563,042
		10,809,819
Technology Hardware & Equipment - 3.5%
Accenture PLC, Cl. A	3,173		1,057,053
Apple, Inc.	58,698		11,149,685
Corning, Inc.	3,560		101,424
DXC Technology Co.	2,375	[f]	54,934
F5, Inc.	516	[f]	88,334
Fortinet, Inc.	4,620	[f]	242,827
HP, Inc.	4,506		132,206
Juniper Networks, Inc.	4,985		141,823
Keysight Technologies, Inc.	1,270	[f]	172,580
Leidos Holdings, Inc.	1,525		163,663
Motorola Solutions, Inc.	428		138,188
Palo Alto Networks, Inc.	1,117	[f]	329,616
Qualcomm, Inc.	4,969		641,249
Seagate Technology Holdings PLC	1,240		98,084

Description		Shares	Value ($)
Common Stocks - 35.7% (continued)
Technology Hardware & Equipment - 3.5% (continued)
Western Digital Corp.		2,040	[f] 98,552
			14,610,218
Telecommunication Services - .6%
Arista Networks, Inc.		1,371	[f] 301,222
AT&T, Inc.		7,615	126,181
Cisco Systems, Inc.		14,030	678,771
T-Mobile US, Inc.		3,239	487,308
Verizon Communications, Inc.		20,738	794,888
			2,388,370
Transportation - .5%
CSX Corp.		7,083	228,781
FedEx Corp.		1,061	274,619
Norfolk Southern Corp.		1,474	321,568
Union Pacific Corp.		3,100	698,337
United Parcel Service, Inc., Cl. B		2,995	454,072
			1,977,377
Utilities - .9%
Ameren Corp.		1,865	144,705
American Electric Power Co., Inc.		2,538	201,898
American Water Works Co., Inc.		1,539	202,902
CenterPoint Energy, Inc.		5,555	157,040
CMS Energy Corp.		2,315	131,399
Consolidated Edison, Inc.		3,475	313,132
Constellation Energy Corp.		1,723	208,552
Dominion Energy, Inc.		2,575	116,750
DTE Energy Co.		1,447	150,647
Duke Energy Corp.		2,585	238,544
Edison International		3,225	216,043
Entergy Corp.		1,156	117,230
Evergy, Inc.		3,000	153,120
Exelon Corp.		6,320	243,383
FirstEnergy Corp.		4,450	164,383
NextEra Energy, Inc.		8,137	476,096
NiSource, Inc.		3,805	97,560
Public Service Enterprise Group, Inc.		3,125	195,094
The Southern Company		2,945	209,036
			3,737,514
Total Common Stocks (cost $75,374,766)		150,388,117

Preferred Stocks - .1%
Telecommunication Services - .1%
AT&T, Inc., Ser. A (cost $375,000)	5.00	15,000	300,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Rights - .0%
Health Care - .0%
Abiomed, Inc. (cost $0)		12/31/2049	390	[h]	398
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 51.7%
Registered Investment Companies - 51.7%
BNY Mellon Corporate Bond Fund, Cl. M			1,618,839	[i]	18,924,231
BNY Mellon Developed Markets Real Estate Securities Fund, CI. Y			1,246,316	[f,i]	9,297,518
BNY Mellon Emerging Markets Fund, Cl. M			1,355,294	[f,i]	13,105,695
BNY Mellon Floating Rate Income Fund, Cl. Y			796,147	[i]	8,781,501
BNY Mellon High Yield Fund, Cl. I			2,312,405	[i]	12,070,754
BNY Mellon Income Stock Fund, Cl. M			1,597,409	[i]	12,507,712
BNY Mellon Intermediate Bond Fund, Cl. M			1,850,746	[i]	21,635,216
BNY Mellon International Equity Fund, Cl. Y			987,646	[f,i]	20,681,307
BNY Mellon International Fund, Cl. M			20,170	[f,i]	271,891
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M			1,586,117	[f,i]	27,614,299
BNY Mellon Research Growth Fund, Inc., Cl. Y			1,383,101	[f,i]	21,797,672
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y			547,273	[f,i]	11,355,922
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y			386,169	[f,i]	7,719,518
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M			2,071,225	[i]	22,493,507
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M			373,643	[f,i]	6,852,613
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	5.41		3,063,762	[i]	3,063,762
Total Investment Companies (cost $210,897,265)			218,173,118

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $296,280)	5.41		296,280	[i]	296,280
Total Investments (cost $344,382,661)			100.1%	422,014,186

Liabilities, Less Cash and Receivables	(0.1%)	(392,584)
Net Assets	100.0%	421,621,602

a Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $3,829,372 and the value of the collateral was $3,949,479, consisting of cash collateral of $296,280 and U.S. Government & Agency securities valued at $3,653,199. In addition, the value of collateral may include pending sales that are also on loan.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities were valued at $2,107,598 or .5% of net assets.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h The fund held Level 3 securities at November 30, 2023. These securities were valued at $398 or .0% of net assets.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	15,095,882	-	15,095,882
Equity Securities - Common Stocks	150,388,117	-	-	150,388,117
Equity Securities - Preferred Stocks	300,900	-	-	300,900
Investment Companies	218,469,398	-	-	218,469,398
Rights	-	-	398	398
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	198,421	-	198,421
U.S. Government Agencies Mortgage-Backed	-	14,804,202	-	14,804,202
U.S. Treasury Securities	-	22,756,868	-	22,756,868

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized appreciation on investments was $77,631,525, consisting of $89,699,870 gross unrealized appreciation and $12,068,345 gross unrealized depreciation

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.